WARRANTS LIABILITY	6 Months Ended
Jun. 30, 2025
Warrants Liability
WARRANTS LIABILITY

NOTE 7 - WARRANTS LIABILITY:

As part of the transaction mentioned in Note 1, Keyarch’s warrants were converted to the Company’s warrants and recorded in the consolidated financial statements. The exercise price of the warrants is $11.5, and they will expire within five years following the Closing Date, July 2023. Since the warrants’ exercise price is denominated in a currency other than the Company’s functional currency, the warrants are not considered indexed to the Company’s own stock and thus meet the definition of financial liability. Accordingly, until their exercise, the warrants are measured at fair value each reporting period, and changes in their fair value are recognized in the consolidated statement of operations as part of financial income, net.

The table below sets forth a summary of the changes in the fair value of the warrant’s liability classified as Level 1:

U.S. dollars in thousands
Balance as of December 31, 2023	-
Initial recognition	306
Changes in fair value	25
Balance as of December 31, 2024	331
Changes in fair value	104
Balance as of June 30, 2025	435